Document and Entity Information	Dec. 27, 2019
Document And Entity Information [Line Items]
Entity Registrant Name	Fifth Third Bancorp
Entity Address, Address Line Three	Fifth Third Center, 38 Fountain Square Plaza
Amendment Flag	false
Entity Central Index Key	0000035527
Document Type	8-K
Document Period End Date	Dec. 27, 2019
Entity Incorporation, State or Country Code	OH
Entity File Number	001-33653
Entity Tax Identification Number	31-0854434
Entity Address, Address Line One	Fifth Third Center
Entity Address, Address Line Two	38 Fountain Square Plaza
Entity Address, City or Town	Cincinnati
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	45263
City Area Code	800
Local Phone Number	972-3030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, Without Par Value [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, Without Par Value
Trading Symbol	FITB
Security Exchange Name	NASDAQ
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 6.625% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock
Trading Symbol	FITBI
Security Exchange Name	NASDAQ
Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Representing a 1/40th Ownership Interest in a Share of 6.00% Non-Cumulative Perpetual Class B Preferred Stock, Series A
Trading Symbol	FITBP
Security Exchange Name	NASDAQ
Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 4.95% Non-Cumulative Perpetual Preferred Stock, Series K [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares Representing a 1/1000th Ownership Interest in a Share of 4.95% Non-Cumulative Perpetual Preferred Stock, Series K
Trading Symbol	FITBO
Security Exchange Name	NASDAQ